Equity-accounted investee - Reconciliation of carrying amount (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant investments in associates [Line Items]
Total comprehensive income		$ 33,188	$ 155,408
Investment in equity-accounted investee		252,681	230,502
JV Inkai Associate [Member]
Disclosure of significant investments in associates [Line Items]
Opening net assets		416,843	374,650
Total comprehensive income	[1]	111,094	66,313
Dividends declared		(66,369)	0
Impact of foreign exchange		(19,494)	(24,120)
Closing net assets		442,074	416,843
Cameco's share of net assets		176,830	166,737
Consolidating adjustments	[2]	(30,633)	(33,978)
Fair value increment	[3]	91,697	94,633
Dividends declared but not yet received		13,859	0
Impact of foreign exchange		928	3,110
Investment in equity-accounted investee		$ 252,681	$ 230,502

[1]

Cameco’s share of earnings from equity-accounted investee as reported on the statement of earnings will not equal its share of JV Inkai’s other comprehensive income when Cameco receives dividends from JV Inkai that are not in proportion to its 40% ownership interest.

[2]

In addition to its proportionate share of earnings from JV Inkai, Cameco records certain consolidating adjustments to eliminate unrealized profit and amortize historical diffe rences in accounting policies. This amount is amortized t o earnings over units of production

[3]

Following the restructuring, in addition to the adjustments noted in (b), Cameco also amortize s the fair values assigned to assets and liabilities at the time of the restructuring over units of production